SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate the fair values of the share options granted

2021
Risk-free rate of return	0.84%
Contractual life of option	10 years
Expected term	6.25 years
Estimated volatility rate	39%
Dividend yield	—
Fair value per ordinary share	US$3.08

Schedule of restricted share unit activities and shares

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at December 31, 2024	3,971,386	1.08
Granted	426,324	0.32
Forfeited	(1,073,423)	1.19
Vested	(2,489,958)	0.99
Restricted share units outstanding at December 31, 2025	834,329	0.83

Schedule of share based compensation expense

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	113,536	9,230	4,935
Selling and marketing expenses	76,976	6,899	4,041
Technology expenses	35,658	4,020	1,071
Total	226,170	20,149	10,047

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at December 31, 2024	1,996,947	0.01	3.18	599
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(18)	—	—	—
Exercised	(319,060)	0.01	—	—

Outstanding at December 31, 2025	1,677,869	0.01	2.02	198

Vested and exercisable as of December 31, 2025	1,677,869	0.01	2.02	198
Vested or expected to vest as of December 31, 2025	1,677,869	0.01	2.02	198